Income Taxes (Details Narrative) (10K)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 888,100
Change in valuation allowance	$ 373,000
Loss carryforward expiration year	2035